Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-Based Payment Arrangements [Abstract]
Changes in number and exercise prices of other equity instruments	SARs and TSARs units outstanding at December 31, 2021 and 2020 are as follows:

	SARs		TSARs

	Number of units	Exercise price USD	Number of units	Exercise price USD
Outstanding at December 31, 2019	857,407	$52.02	1,661,327	$52.55
Granted	96,160	29.27	761,050	29.27
Exercised	(20,635)	34.59	(1,900)	34.59
Cancelled	(31,660)	58.13	(5,967)	58.38
Expired	(60,500)	38.24	(74,020)	38.24
Outstanding at December 31, 2020	840,772	$50.61	2,340,490	$45.43
Granted	39,490	38.79	338,260	38.79
Exercised	(30,151)	34.06	(50,623)	33.89
Cancelled	(25,100)	52.34	(21,460)	50.98
Expired	(158,755)	71.10	(226,430)	73.13
Outstanding at December 31, 2021	666,256	$45.70	2,380,237	$42.05
Deferred, restricted and performance share units (old plan and new plan) outstanding as at December 31, 2021 and 2020 are as follows:

	Number of deferred share units	Number of restricted share units	Number of performance share units (old plan)	Number of performance share units (new plan)
Outstanding at December 31, 2019	89,766	83,168	303,445	138,038
Granted	29,393	154,460	—	301,090
Performance factor impact on redemption[1]	—	—	(117,674)	—
Granted in lieu of dividends	3,788	7,326	4,529	13,597
Redeemed	—	(7,713)	(39,612)	(1,842)
Cancelled	—	(8,369)	(3,887)	(7,713)
Outstanding at December 31, 2020	122,947	228,872	146,801	443,170
Granted	23,384	132,360	—	258,970
Performance factor impact on redemption[1]	—	—	(110,354)	—
Granted in lieu of dividends	1,074	2,729	—	5,545
Redeemed	(13,987)	(6,103)	(36,447)	—
Cancelled	—	(25,473)	—	(17,997)
Outstanding at December 31, 2021	133,418	332,385	—	689,688
[1]     Performance share units granted prior to 2019 have a feature where the ultimate number of units that vest are adjusted by a performance factor of the original grant as determined by the Company's total shareholder return in relation to a predetermined target over the period to vesting. These units relate to performance share units redeemed in the quarter ended March 31, 2020, and the quarter ended March 31, 2021.

Number and weighted average remaining contractual life of SARs and TSARs outstanding and exercisable	Information regarding the SARs and TSARs outstanding as at December 31, 2021 is as follows:

	Units outstanding at December 31, 2021			Units exercisable at December 31, 2021

Range of exercise prices	Weighted average remaining contractual life (years)	Number of units outstanding	Weighted average exercise price	Number of units exercisable	Weighted average exercise price
SARs
$29.27 to $35.51	2.80	228,520	$32.42	164,410	$33.65
$38.24 to $50.17	3.19	154,606	47.25	115,116	50.15
$54.65 to $78.59	1.69	283,130	55.58	274,376	55.52
	2.42	666,256	$45.70	553,902	$47.91
TSARs
$29.27 to $35.51	4.14	1,014,664	$30.64	507,288	$32.00
$38.24 to $50.17	4.35	643,244	44.02	297,710	49.94
$54.65 to $78.59	2.96	722,329	56.33	631,379	56.15
	3.84	2,380,237	$42.05	1,436,377	$46.33

SARs and TSARs outstanding and exercisable by range of exercise prices	Information regarding the SARs and TSARs outstanding as at December 31, 2021 is as follows:

	Units outstanding at December 31, 2021			Units exercisable at December 31, 2021

Range of exercise prices	Weighted average remaining contractual life (years)	Number of units outstanding	Weighted average exercise price	Number of units exercisable	Weighted average exercise price
SARs
$29.27 to $35.51	2.80	228,520	$32.42	164,410	$33.65
$38.24 to $50.17	3.19	154,606	47.25	115,116	50.15
$54.65 to $78.59	1.69	283,130	55.58	274,376	55.52
	2.42	666,256	$45.70	553,902	$47.91
TSARs
$29.27 to $35.51	4.14	1,014,664	$30.64	507,288	$32.00
$38.24 to $50.17	4.35	643,244	44.02	297,710	49.94
$54.65 to $78.59	2.96	722,329	56.33	631,379	56.15
	3.84	2,380,237	$42.05	1,436,377	$46.33

Weighted average assumptions of outstanding SARs and TSARs	The fair value of each outstanding SARs and TSARs grant was estimated on December 31, 2021 and 2020 using the Black-Scholes option pricing model with the following weighted average assumptions:

	2021	2020
Risk-free interest rate	0.7%	0.1%
Expected dividend yield	1.3%	0.3%
Expected life of SARs and TSARs (years)	1.7	1.6
Expected volatility	51%	60%
Expected forfeitures	0%	0%
Weighted average fair value (USD per share)	$8.81	$13.36

Changes in stock options issued
Common shares reserved for outstanding incentive stock options as at December 31, 2021 and 2020 are as follows:

	Number of stock options	Weighted average exercise price
Outstanding at December 31, 2019	200,631	$49.07
Granted	15,440	29.27
Exercised	(5,900)	34.59
Cancelled	(5,600)	58.96
Expired	(31,320)	38.24
Outstanding at December 31, 2020	173,251	$49.44
Granted	6,880	$38.79
Exercised	(7,300)	34.59
Expired	(27,210)	73.13
Outstanding at December 31, 2021	145,621	$45.25

Stock options outstanding and exercisable by range of exercise prices
Information regarding the stock options outstanding as at December 31, 2021 is as follows:

	Options outstanding at December 31, 2021			Options exercisable at December 31, 2021

Range of exercise prices	Weighted average remaining contractual life (years)	Number of stock options outstanding	Weighted average exercise price	Number of stock options exercisable	Weighted average exercise price
Options
$29.27 to $35.51	2.27	56,007	$33.12	45,713	$33.99
$38.24 to $50.17	3.06	30,914	47.64	24,034	50.17
$54.65 to $78.59	1.68	58,700	55.57	56,230	55.48
	2.20	145,621	$45.25	125,977	$46.67

Number and weighted average remaining contractual life of stock options outstanding and exercisable
Information regarding the stock options outstanding as at December 31, 2021 is as follows:

	Options outstanding at December 31, 2021			Options exercisable at December 31, 2021

Range of exercise prices	Weighted average remaining contractual life (years)	Number of stock options outstanding	Weighted average exercise price	Number of stock options exercisable	Weighted average exercise price
Options
$29.27 to $35.51	2.27	56,007	$33.12	45,713	$33.99
$38.24 to $50.17	3.06	30,914	47.64	24,034	50.17
$54.65 to $78.59	1.68	58,700	55.57	56,230	55.48
	2.20	145,621	$45.25	125,977	$46.67